Convertible redeemable preferred shares - Preferred shares activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Convertible redeemable preferred shares
Balance as of beginning (in shares)	4,138,640,113
Balance as of beginning	¥ 7,182,773
Accretion on Preferred Shares to redemption value	660,070
Amendment of series F convertible redeemable preferred share	¥ (272,426)
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(4,138,640,113)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (7,570,417)
Mezzanine equity		¥ 0	¥ 0
Series A Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	58,480,000
Balance as of beginning	¥ 26,934
Accretion on Preferred Shares to redemption value	¥ 223
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(58,480,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (27,157)
Mezzanine equity
Series A+ Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	84,480,000
Balance as of beginning	¥ 40,608
Accretion on Preferred Shares to redemption value	¥ 691
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(84,480,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (41,299)
Mezzanine equity
Series B Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	734,209,000
Balance as of beginning	¥ 389,960
Accretion on Preferred Shares to redemption value	¥ 8,444
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(734,209,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (398,404)
Mezzanine equity
Series B+ Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	277,730,000
Balance as of beginning	¥ 240,033
Accretion on Preferred Shares to redemption value	¥ 11,578
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(277,730,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (251,611)
Mezzanine equity
Series C1 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	604,820,600
Balance as of beginning	¥ 769,548
Accretion on Preferred Shares to redemption value	¥ 60,431
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(604,820,600)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (829,979)
Mezzanine equity
Series C2 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	372,859,000
Balance as of beginning	¥ 458,503
Accretion on Preferred Shares to redemption value	¥ 29,188
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(372,859,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (487,691)
Mezzanine equity
Series D1 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	705,523,600
Balance as of beginning	¥ 1,219,370
Accretion on Preferred Shares to redemption value	¥ 120,500
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(705,523,600)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (1,339,870)
Mezzanine equity
Series D2 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	105,302,000
Balance as of beginning	¥ 179,429
Accretion on Preferred Shares to redemption value	¥ 17,339
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(105,302,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (196,768)
Mezzanine equity
Series E Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	803,222,500
Balance as of beginning	¥ 2,226,911
Accretion on Preferred Shares to redemption value	¥ 224,990
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(803,222,500)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (2,451,901)
Mezzanine equity
Series F Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	392,013,413
Balance as of beginning	¥ 1,631,477
Accretion on Preferred Shares to redemption value	186,686
Amendment of series F convertible redeemable preferred share	¥ (272,426)
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(392,013,413)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (1,545,737)
Mezzanine equity